Average Annual Total Returns - Class A I P R6 T W Shares - Voya Investment Grade Credit Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A Bloomberg Barclays U.S. Corporate Index 1 Yr		Class A Bloomberg Barclays U.S. Corporate Index 5 Yrs		Class A Bloomberg Barclays U.S. Corporate Index 10 Yrs		Class A Bloomberg Barclays U.S. Corporate Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays U.S. Corporate Index 1 Yr		Class I Bloomberg Barclays U.S. Corporate Index 5 Yrs		Class I Bloomberg Barclays U.S. Corporate Index 10 Yrs		Class I Bloomberg Barclays U.S. Corporate Index Since Inception	Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P After tax on distributions 1 Yr	Class P After tax on distributions 5 Yrs	Class P After tax on distributions 10 Yrs	Class P After tax on distributions Since Inception	Class P After tax on distributions with sale 1 Yr	Class P After tax on distributions with sale 5 Yrs	Class P After tax on distributions with sale 10 Yrs	Class P After tax on distributions with sale Since Inception	Class P Bloomberg Barclays U.S. Corporate Index 1 Yr		Class P Bloomberg Barclays U.S. Corporate Index 5 Yrs		Class P Bloomberg Barclays U.S. Corporate Index 10 Yrs	Class P Bloomberg Barclays U.S. Corporate Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Bloomberg Barclays U.S. Corporate Index 1 Yr		Class R6 Bloomberg Barclays U.S. Corporate Index 5 Yrs		Class R6 Bloomberg Barclays U.S. Corporate Index 10 Yrs		Class R6 Bloomberg Barclays U.S. Corporate Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Bloomberg Barclays U.S. Corporate Index 1 Yr		Class W Bloomberg Barclays U.S. Corporate Index 5 Yrs		Class W Bloomberg Barclays U.S. Corporate Index 10 Yrs		Class W Bloomberg Barclays U.S. Corporate Index Since Inception
Total	9.27%	6.74%	5.27%		Aug. 03, 2016	9.89%	[1]	6.74%	[1]	5.63%	[1]	[1]	12.48%	7.55%	5.79%		Aug. 03, 2016	9.89%	[1]	6.74%	[1]	5.63%	[1]	[1]	12.97%	8.09%		6.39%	Mar. 01, 2013	9.50%	5.60%		4.09%	7.54%	5.06%		3.44%	9.89%	[1]	6.74%	[1]	[1]	4.92%	[1]	12.41%	7.55%	5.80%		Aug. 03, 2016	9.89%	[1]	6.74%	[1]	5.63%	[1]	[1]	12.41%	7.51%	5.77%		Aug. 01, 2017	9.89%	[1]	6.74%	[1]	5.63%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.